MD&A - Capital management (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Line Items]
Total IFRS equity	$ 94,666	$ 55,569	$ 56,940	$ 58,442
Equity attributable to non-controlling interests	(662)	(335)
Defined benefit plans, net of tax	(822)	(336)
Deferred tax assets recognized for tax loss carry-forwards	(2,288)	(3,004)
Deferred tax assets on temporary differences, excess over threshold		(1,233)
Goodwill, net of tax	(6,207)	(5,750)
Intangible assets, net of tax	(103)	(146)
Expected losses on advanced internal ratings-based portfolio less provisions	(569)	(532)
Unrealized (gains) / losses from cash flow hedges, net of tax	2,585	2,961
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the balance sheet date, net of tax	1,179	313
Own credit related to gains / losses on derivative financial instruments that existed at the balance sheet date	(62)	(63)
Prudential valuation adjustments	(167)	(177)
Accruals for proposed dividends to shareholders	(13,000)	(3,000)
Other	(69)	(39)
Total common equity tier 1 capital	73,792	44,130
Goodwill related to significant investments in financial institutions	19	$ 20
Proposed ordinary dividend distribution	(6,500)
Appropration to a special dividend reserve	$ (6,500)